JOHN HANCOCK TRUST
601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust (“JHT”) is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. JHT provides a range of investment objectives through 125 separate investment portfolios or funds (each a “Fund,” collectively “Funds”). The following Funds are described in this Prospectus:

AMERICAN DIVERSIFIED GROWTH AND INCOME TRUST
AMERICAN FUNDAMENTAL HOLDINGS TRUST
AMERICAN GLOBAL DIVERSIFICATION TRUST
FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST
LIFESTYLE BALANCED TRUST
LIFESTYLE CONSERVATIVE TRUST
LIFESTYLE GROWTH TRUST
LIFESTYLE MODERATE TRUST
MONEY MARKET TRUST

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHT, the adviser or any subadvisers to the Funds or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHT in any state where such offer or sale would be prohibited.

Prospectus dated April 28, 2008 (revised as of December 11, 2008)

JOHN HANCOCK TRUST

CONTENTS

FUND DESCRIPTIONS: INVESTMENT OBJECTIVES AND STRATEGIES, RISKS AND PERFORMANCE	1
Fund Annual Expenses	2
Examples of Expenses for Each Fund	3

Fixed-Income Funds
Money Market Trust	4

Funds of Funds
American Diversified Growth and Income Trust	7
American Fundamental Holdings Trust	7
American Global Diversification Trust	8
Franklin Templeton Founding Allocation Trust	9
Lifestyle Balanced Trust	10
Lifestyle Conservative Trust	11
Lifestyle Growth Trust	13
Lifestyle Moderate Trust	14

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS	17
ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES	18
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES	19
Additional Information About the Funds’ Principal Investment Policies	23
MANAGEMENT OF JHT	25
Advisory Arrangements	25
Subadvisory Arrangements and Management Biographies	26
MULTICLASS PRICING; RULE 12B-1 PLANS	28
GENERAL INFORMATION	28
Taxes	28
Qualification as A Regulated Investment Company Diversification Requirements Applicable To Insurance Company Separate Accounts	29
Tax-Qualified and Non-Qualified Contracts	29
Foreign Investments	30
Tax Implications for Insurance Contracts with Investments Allocated to JHT	30
Dividends	30
Purchase and Redemption of Shares	30
Disruptive Short Term Trading	31
Policy Regarding Disclosure of Fund Portfolio Holdings	32
Purchasers Of Shares Of JHT	32
Broker Compensation and Revenue Sharing Arrangements	33
FINANCIAL HIGHLIGHTS	34
APPENDIX A — SCHEDULE OF MANAGEMENT FEES	37
APPENDIX B — FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST: Historical Performance of Allocation Strategy	39
FOR MORE INFORMATION	41

FUND DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS, PERFORMANCE

The investment objectives, principal investment strategies and principal risks of the Funds are set forth in the fund descriptions below, together with performance information and financial highlights for each Fund.

1.	Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHT, and the Funds . The Adviser administers the business and affairs of JHT and retains and compensates the investment subadvisers which manage the assets of the Funds . The subadvisers formulate a continuous investment program for the Funds, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended, or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

2.	Investment Objectives and Strategies

Each Fund has a stated investment objective, which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that a Fund will achieve its investment objective. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. See “Additional Information About the Funds’ Risks and Investment Policies.”

Temporary Defensive Investing.  Except as otherwise stated below in the description of a particular Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of Funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.  Except as otherwise stated below in the description of a particular Fund, each Fund is authorized to use all of the various investment strategies referred to under “Risks of Investing in Certain Types of Securities — Hedging, Derivatives and Other Strategic Transactions”. More complete descriptions of options, futures, currency and other derivative transactions that certain Funds may engage in are set forth in the Statement of Additional Information (the “SAI”).

More complete descriptions of the money market instruments and certain other instruments in which certain Funds may invest are set forth in the SAI. A more complete description of the debt security ratings used by JHT assigned by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) is included in Appendix A of the SAI.

3.	Principal Risks of Investing

Certain risks of investing in each Fund are set forth in the Fund’s description. If these risks materialize, an investor could lose money in a Fund. The risks of investing in the following types of securities, as well as the definition of a non-diversified Fund and the risks associated with such a Fund, are more fully described below under “Additional Information About the Funds’ Risks and Investment Policies”.

•	Active management risk
•	Credit and counterparty risk
•	Derivatives risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Fixed-Income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Investment company securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk
•	Short sale risk

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

1

4.	Past Performance

Each Fund’s description contains a bar chart and a performance table, which provide some indication of the risks of investing in the Fund. If a Fund has less than one complete year of performance, performance information will not be provided for the Fund.

Bar Chart.  The bar chart shows changes in the performance of Series II shares of each Fund from year to year over a ten-year period, if available. Funds with less than ten years of performance history show performance from the inception date of the Fund.

Performance Table.  The table compares each Fund’s one, five and ten year average annual returns as of December 31, 2007 for each series of shares to those of a broad-based securities market index.

Performance information in the bar chart and the performance table reflects all fees charged to each Fund, such as advisory fees and all Fund expenses. None of the Funds charges a sales load or a surrender fee. The performance information does not reflect the fees and expenses, including any sales loads or surrender charges, of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

5.	Portfolio Managers

See “Subadvisory Arrangements and Management Biographies” for information relating to the Funds’ portfolio managers.

6.	Fees and Expenses

Each of the Funds may issue three classes of shares:  NAV shares, Series I shares and Series II shares. Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under “Multiple Classes of Shares.” The table below describes the fees and expenses for each class of shares of each Fund offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium and would be higher if they did. Such fees and expenses are listed in the Prospectus for the variable insurance contract. None of the Funds charges a sales load or surrender fee although these fees may be imposed by the variable insurance contract.

FUND ANNUAL EXPENSES

Expense information for Funds in existence during fiscal year ended December 31, 2007 is based on expenses incurred during that fiscal year. For new Funds, expense information is based on the estimated amounts for the current fiscal year.

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
American Diversified Growth and Income

Series II	0.05%	0.75%	0.06%	0.43%	1.29%	0.05%	1.24%

American Fundamental Holdings[2,3]

Series II	0.05%	0.75%	0.04%	0.40%	1.24%	-0.05%	1.29%

American Global Diversification[2,3]

Series II	0.05%	0.75%	0.04%	0.63%	1.47%	-0.05%	1.52%

Franklin Templeton Founding Allocation[4]

Series II	0.05%	0.25%	0.03%	0.86%	1.19%	-0.05%	1.14%

Lifestyle Balanced

Series II	0.04%	0.25%	0.02%	0.82%	1.13%	0.00%	1.13%

Lifestyle Conservative

Series II	0.04%	0.25%	0.02%	0.76%	1.07%	0.00%	1.07%

Lifestyle Growth

Series II	0.04%	0.25%	0.02%	0.85%	1.16%	0.00%	1.16%

Lifestyle Moderate

Series II	0.04%	0.25%	0.02%	0.80%	1.11%	0.00%	1.11%

Money Market[5]

Series II	0.48%	0.25%	0.05%	0.00%	0.78%	-0.01%	0.77%

The “Total Operating Expenses” include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). The Total Fund Annual Expenses shown may not correlate to the Fund’s ratio of

2

expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund’s current fiscal year.

For Funds that have not started operations or have operations of less than six months as of December 31, 2007, expenses are based on estimates of expenses expected to be incurred over the next year.
3
The management fee of 0.05% of average annual net assets is being waived until May 1, 2010.
4
The Adviser has contractually agreed to limit fund expenses to 0.025% until May 1, 2010. Fund expenses includes advisory fee and other operating expenses of the fund but excludes 12b-1fees, underlying fund expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
5
Effective January 1, 2006, the Adviser has contractually agreed to waive its management fee for certain Funds or otherwise reimburse the expenses of those Funds (“Participating Funds”). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Funds that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. The Reimbursement will remain in effect until May 1, 2009.
EXAMPLES OF EXPENSES

The Examples are intended to help an investor compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Examples assume that $10,000 is invested in a Fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Examples also assume that the investment has a 5% return each year, that a Fund’s operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any qualified plan that may use a Fund as its underlying investment medium. The Examples do not reflect the expenses of any variable insurance contract that may use a Fund as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor’s actual expenses may be higher or lower, based on these assumptions the expenses would be:

Fund/Class	Year 1	Year 3	Year 5	Year 10
American Diversified Growth and Income

Series II	$126	$404	$702	$1,551

American Fundamental Holdings

Series II	$131	$404	$691	$1,509

American Global Diversification

Series II	$155	$475	$812	$1,766

Franklin Templeton Founding Allocation

Series II	$116	$368	$644	$1,434

Lifestyle Balanced

Series II	$115	$359	$622	$1,375

Lifestyle Conservative

Series II	$109	$340	$590	$1,304

Lifestyle Growth

Series II	$118	$367	$636	$1,405

Lifestyle Moderate

Series II	$113	$353	$611	$1,351

Money Market

Series II	$79	$248	$432	$965

FIXED-INCOME FUNDS

MONEY MARKET TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To obtain maximum current income consistent with preservation of principal and liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadviser may invest the Fund’s assets in high quality, U.S. dollar denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by S&P) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the Fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality;
•	corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as “Aa” or higher by Moody’s or “AA” or higher by S&P);
•	short-term obligations issued by state and local governmental issuers;
•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the Fund’s investments will mature in 397 days or less and the Fund maintains a dollar-weighted average Fund maturity of 90 days or less. By limiting the maturity of their investments, the Fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the Fund invests only in securities which the Fund’s Board of Trustees determine to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund also intends to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the Fund will be able to do so.

The Fund may invest up to 20% of its total assets in any of the U.S. dollar denominated foreign securities described above. The Fund is not authorized to enter into mortgage dollar rolls or warrants.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of a shareholder’s investment at $10.00 per share, it is possible to lose money by investing in this Fund. For example, the Fund could lose money if a security purchased by the Fund is downgraded and the Fund must sell the security at less than the cost of the security.

The Fund currently participates in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. The Program was originally schedule to terminate on December 18, 2008. However, the Treasury announced on November 24, 2008 that the Program was extended through April 30, 2009. On December 3, 2008 the Board of Trustees of the Trust voted to continue to participate in the Program as extended through April 30, 2009 (the “Extended Program”). Other than extending the Program’s expiration date and charging an additional fee, the Extended Program does not change any of the terms of the Program which are described below.

As discussed below, the Extended Program only covers the amount a shareholder held in a Money Market Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a Guarantee Event occurs, whichever is less.

The cost for the Fund to participate in both the Program and the Extended Program is 0.025% of the net asset value of the Fund (as of September 19, 2008) (0.01% for the Program and 0.015% for the Extended Program) and this cost will be borne by all shareholders of the Fund including those that are not covered under the Extended Program. However, all shareholders will benefit from the Extended Program to the extent that the Extended Program helps to stabilize the Fund by discouraging shareholders from withdrawing their assets from the Fund.

The Fund seeks to maintain a stable net asset value of $10.00 per share. Subject to certain conditions, shares held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the Fund “breaks the buck” (i.e., market-based net asset value per share is less than $9.95)(a “Guarantee Event”) during the term of the Extended Program and the Guarantee Event is not cured. In order to qualify for the protection, the Fund must liquidate within 30 days of the Guarantee Event unless the Treasury permits a longer time period.

The Extended Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a Guarantee Event occurs, whichever is less. Accordingly, shares of the Fund acquired by shareholders after September 19, 2008 that represent an increase over the amount of Fund shares held on September 19, 2008 are not eligible for protection under the Extended Program. The account of a shareholder invested in the Fund since September 19, 2008 would receive an amount for each protected share equal to the shortfall between the amount received in the liquidation and $10 per share if a Guarantee Event occurs. The Extended Program is subject to an overall limit of $50 billion for all money market funds participating in the Extended Program and payments under the Extended Program are dependent on the availability of assets in the Extended Program at the time a request for payment is made.

Although the Secretary of the Treasury may extend the Extended Program beyond April 30, 2009 through the close of business on September 18, 2009, no public announcement of any such extension has been made. If the Extended Program is extended, the Fund will consider whether to continue to participate. The Fund will bear any additional cost to participate in any extension of the Extended Program.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Fixed-income securities risk
•	Foreign securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

5.1%	4.6%	5.9%	3.6%	1.0%	0.4%	0.6%	2.5%	4.2%	4.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	1.52% (Quarter ended 9/30/2000) Worst Quarter: 0.06% (Quarter ended 03/31/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	4.35%	2.39%	3.20%	01/28/2002
Citigroup 3 Month Treasury Bill IndexB	4.74%	2.95%	3.62%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

FUNDS OF FUNDS

AMERICAN DIVERSIFIED GROWTH AND INCOME TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The Fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The Fund operates as a fund of funds and currently primarily invests in ten Underlying Funds of the American Funds Insurance Series: Bond Fund, Growth Fund, Growth-Income Fund, International Fund, Asset Allocation Fund, Blue Chip Income and Growth Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund, as well as other Underlying Funds as described below. When purchasing shares of the American Funds Insurance Series, the Fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The Fund is authorized to invest without limitation in other Underlying Funds including other funds of the American Funds Insurance Series and in other types of investments as described below. The Fund may purchase any Underlying Fund except other John Hancock Trust (“JHT”) funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT Funds, the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and smaller company risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

AMERICAN FUNDAMENTAL HOLDINGS TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The Fund invests in other Funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The Fund operates as a fund of funds and currently invests primarily in four Underlying Funds of the American Funds Insurance Series: Bond Fund, Growth Fund, Growth-Income Fund, and International Fund. The Fund is permitted to invest in six other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Blue Chip Income and Growth Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund as well as other Underlying Funds. When purchasing shares of the American Funds Insurance Series, the Fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The Fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The Fund may purchase any Underlying Funds except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust,

American International Trust and American New World Trust. When purchasing shares of other JHT Funds, the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Derivatives risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk
•	Short sales risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Short sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

AMERICAN GLOBAL DIVERSIFICATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The Fund invests in other Funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the Fund will invest a significant portion of its assets in securities, which include securities held by the Underlying Funds, that are located outside of the U.S.

The Fund operates as a fund of funds and currently invests primarily in five Underlying Funds of the American Funds Insurance Series: Bond Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund. The Fund is permitted to invest in five other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Growth Fund, International Fund, Growth-Income Fund, and Blue Chip Income and Growth Fund as well as other Underlying Funds as described below. When purchasing shares of the American Funds Insurance Series, the Fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The Fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The Fund may purchase any Underlying Funds except other JHT funds of funds and the following JHT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT Funds the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Derivatives risk
•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk
•	Short sales risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk
•	Short sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	The Fund operates as a fund of funds and invests in other Funds and in other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The Fund currently invests primarily in three JHT Underlying Funds: Global Trust, Income Trust and Mutual Shares Trust. However, it is also authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The Fund may purchase any Funds except other JHT funds of funds and the JHT American Feeder Funds. When purchasing shares of other JHT Funds, the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Fund may invest in other types of investments, described under “Other Permitted Investments”.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

Subject to the limitations described above, the Fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Fund. Such adjustments may be made, for example, to increase or decrease the Fund’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the Fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity in which the Fund invests.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Derivatives risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Credit and counterparty risk
•	Equity securities risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	Issuer risk
•	Liquidity risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFESTYLE BALANCED TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 40% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 60% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds which invest primarily in equity securities and Underlying Funds which invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation of approximately 60% of assets in equity Underlying Funds and 40% in fixed-income Underlying Funds, the Fund may have an equity/fixed-income Underlying Funds allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The subadviser may change this allocation from time to time. To maintain target allocation in the Underlying Funds, daily cash flows for the Fund will be directed to its Underlying Funds that most deviate from target. The subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations from time to time.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

5.7%	12.4%	2.3%	-4.8%	-10.0%	24.0%	13.4%	6.7%	12.5%	6.3%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	11.62% (Quarter ended 6/30/2003) Worst Quarter: -10.36% (Quarter ended 9/30/1998)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	6.26%	12.40%	6.45%	01/28/2002
S&P 500 Index	5.49%	12.83%	5.91%
Combined IndexB	6.22%	9.51%	6.26%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

LIFESTYLE CONSERVATIVE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	A high level of current income with some consideration given to growth of capital.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 80% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 20% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity Underlying Funds and 60% in fixed-income Underlying Funds, the Fund may have an equity/fixed income Underlying Fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The subadviser may change this allocation from time to time. To maintain target allocation in the Underlying Funds, daily cash flows for the Fund will be directed to its Underlying Funds that most deviate from target. The subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations from time to time.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of theses Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of theses Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

10.2%	4.2%	7.5%	3.3%	1.8%	11.5%	8.5%	2.8%	8.1%	5.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	5.64% (Quarter ended 6/30/2003) Worst Quarter: -2.08% (Quarter ended 6/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	5.17%	7.17%	6.26%	01/28/2002
Barclays Capital Aggregate Bond IndexB	6.97%	4.42%	5.97%
Combined IndexC	6.77%	6.14%	6.17%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

LIFESTYLE GROWTH TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Long-term growth of capital. Current income is also a consideration.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 20% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 80% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity Underlying Funds and 20% in fixed-income Underlying Funds, the Fund may have an equity/fixed income Underlying Fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The subadviser may change this allocation from time to time. To maintain target allocation in the Underlying Funds, daily cash flows for the Fund will be directed to its Underlying Funds that most deviate from target. The subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations from time to time.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

6.1%	16.5%	-3.2%	-9.2%	-15.8%	29.4%	14.6%	8.4%	13.3%	7.3%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	14.90% (Quarter ended 6/30/2003) Worst Quarter: -14.50% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	7.26%	14.34%	5.99%	01/28/2002
S&P 500 IndexB	5.49%	12.83%	5.91%
Combined IndexC	5.88%	11.18%	6.14%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

LIFESTYLE MODERATE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	A balance between a high level of current income and growth of capital, with a greater emphasis on income.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 60% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 40% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity Underlying Funds and 60% in fixed-income Underlying Funds, the Fund may have an equity/fixed income Underlying Fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The subadviser may change this allocation from time to time. To maintain target allocation in the Underlying Funds, daily cash flows for the Fund will be directed to its Underlying Funds that most deviate from target. The subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations from time to time.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange traded funds risk
•	Fund of funds risk
•	Investment company securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

9.8%	7.8%	3.9%	-1.1%	-4.1%	17.8%	11.0%	4.0%	10.2%	5.1%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	8.71% (Quarter ended 06/30/2003) Worst Quarter: -5.57% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	5.08%	9.52%	6.28%	01/28/2002
Barclays Capital Aggregate Bond Index	6.97%	4.42%	5.97%
Combined IndexB	6.52%	7.83%	6.27%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS

Certain Funds of Funds may directly:

•	Purchase U.S. government securities and short-term paper.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (“1940 Act”), subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser, including Exchange Traded Funds, subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase securities of registered closed-end investment companies.
•	Invest in equity securities that may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.
•	Invest in fixed income securities that may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed income securities rated below investment grade (sometimes referred to as “junk bonds”).
•	Invest up to 15% of its net assets in illiquid securities, including securities issued by limited partnerships and other pooled investment vehicles, including hedge funds.
•	Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that the Fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.
•	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodity-linked derivatives.
•	Purchase and sell commodities and enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.

A Fund may use various investment strategies such as hedging and other related transactions. For example, a Fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a Fund. In addition, these strategies may be used to gain exposure to a particular securities market. A Fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in the SAI.

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Fund’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’
PRINCIPAL RISKS AND INVESTMENT POLICIES

Derivatives risk

A Fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange Traded Funds risk (“ETFs”)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of Funds risk

A Fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Fund’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. A Fund is subject to the same risks as the Underlying Funds in which it invests. The Fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent a Fund invests in these securities directly or engages in hedging and other strategic transactions, the Fund will be subject to the same risks. As a Fund’s asset mix becomes more conservative, the Fund becomes more susceptible to risks associated with fixed-income securities.

Investment Company Securities risk

A Fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end Funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Short Sales risk

Short sales involve costs and risk. The Fund must pay the lender interest on the securities it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed securities.

ADDITIONAL INFORMATION ABOUT
THE FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES

Risks of Investing in Certain Types of Securities

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active Management risk

Funds that are not index funds are actively managed by their subadvisers. The performance of a Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a Fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the Funds could underperform other mutual funds with similar investment objectives or lose money.

Credit and Counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (“OTC”) derivatives contract, see “Hedging, Derivatives and Other Strategic Transactions risk,” or a borrower of a Fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of Fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity Securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Funds are invested in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value Investing Risk.  Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth Investing Risk.  Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange Traded Funds risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed Income Securities risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest Rate Risk.  Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit Quality Risk.  Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than Funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment Grade Fixed Income Securities in the Lowest Rating Category Risk.  Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed Income Securities Risk and High Yield Securities Risk.  Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on Subadviser’s Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed Income Securities.  Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities.  Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities Risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign Securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund’s investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in a foreign security. All Funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency Risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a Fund’s investments. Currency risk includes both the risk that currencies in which a Fund’s investments are traded, or currencies in which a Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a Fund’s currency exposure being substantially different than that suggested by its securities investments. All Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a Fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, Derivatives and Other Strategic Transactions risk

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised.

A Fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the Funds to various securities, markets and currencies without the Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments the Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a Fund contracts with a limited number of counterparties, the Fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund’s portfolio securities. If the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Issuer risk

An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity risk

A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for Funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and Smaller Company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all Funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Short Sales risk

Certain Funds may make short sales of securities. This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. A Fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Fund closes its short position or replaces a borrowed security, a Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Additional Information About the Funds’ Principal Investment Policies

Subject to certain restrictions and except as noted below, a Fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A Fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A Fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The Funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The Funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a Fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The Funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a Fund’s NAV per share, the Funds will cover the transaction as described above.

Repurchase Agreements

The Funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a Fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The Funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Fund’s NAV per share, the Funds will cover the transaction as described above.

U.S. Government Securities

The Funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

Warrants

The Funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued Securities/Forward Commitments

A Fund may purchase or sell debt or equity securities on a “when-issued”, delayed-delivery or “forward commitment” basis. These terms mean that the Fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

MANAGEMENT OF JHT

Advisory Arrangements

John Hancock Investment Management Services, LLC (the “Adviser”) is the adviser to JHT. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of JHT. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all Funds. The Adviser does not itself manage any portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, the Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of each Fund, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement for each Fund is available in the Fund’s annual report to shareholders for the year ended December 31, 2007.

JHT has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. JHT, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHT (other than by reason of serving as subadviser to a Fund) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

As compensation for its services, the Adviser receives a fee from JHT computed separately for each Fund. On September 22-23, 2005, the Trustees of JHT approved an amendment to JHT’s advisory agreement changing the method of calculating the advisory fees of most JHT Funds. This change, which is described below, became effective October 14, 2005.

Prior to the amendment to the advisory agreement, the advisory fee was stated as an annual percentage of the current value of a Fund’s net assets. Under the advisory agreement as amended, the amount of the advisory fee for most Funds is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates in the tables in Appendix A to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the Fund as well as of one or more other funds managed by the same subadviser as indicated in the notes to the tables, but only for the period during which the subadviser for the Fund also serves as the subadviser for the other funds.

Under the advisory agreement, both before and after the amendment, the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a Fund by the value of the net assets of the Fund at the close of business on the previous business day of JHT.

The table presented in Appendix A is a schedule of the management fees each Fund currently is obligated to pay the Adviser, either as an annual percentage of the current value of the Fund’s net assets or as a percentage of Aggregate Net Assets, as applicable.

Subadvisory Arrangements and Management Biographies

The Adviser has entered into subadvisory agreements with the subadvisers to the Funds. Under these agreements, the subadvisers manage the assets of the Funds, subject to the supervision of the Adviser and the Trustees of JHT. Each subadviser formulates a continuous investment program for each Fund it subadvises, consistent with the Fund’s investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHT with respect to the implementation of such programs.

Subadvisory Fees.  Each subadviser is compensated by the Adviser, subject to Board approval, and not by the Fund or Funds that it subadvisers.

Set forth below is information about the subadvisers and the portfolio managers for the Funds, including a brief summary of the portfolio managers’ business careers over the past five years. The SAI includes additional details about the Funds’ portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of Fund securities.

MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Fund	Portfolio Managers

American Diversified Growth and Income Trust	Steve Orlich
Scott Warlow
American Fundamental Holdings Trust	Steve Orlich
Scott Warlow
American Global Diversification Trust	Steve Orlich
Scott Warlow
Franklin Templeton Founding Allocation Trust	Steve Orlich
Lifestyle Balanced Trust	Steve Orlich
Scott Warlow
Lifestyle Conservative Trust	Steve Orlich
Scott Warlow
Lifestyle Growth Trust	Steve Orlich
Scott Warlow
Lifestyle Moderate Trust	Steve Orlich
Scott Warlow
Money Market Trust	Maralyn Kobayashi
Faisal Rahman

•	Maralyn Kobayashi. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager of Money Market Fund; joined MFC Global (U.S.A.) in 1981.
•	Faisal Rahman CFA. (Co-portfolio manager since inception) Portfolio Manager joined MFC Global (U.S.A.) in 2001.
•	Steve Orlich (since May 2006). Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management. He joined MFC Global in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.
•	Scott Warlow. Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios; joined MFC in 2002. He is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

MULTICLASS PRICING; RULE 12B-1 PLANS

Multiple Classes of Shares

Each of the Funds issue three classes of shares: NAV Shares, Series I shares and Series II shares.

Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees for Series I shares and Series II shares, and voting rights.

The expenses of each Fund are borne by its Series I, Series II and NAV shares (as applicable) based on the net assets of the Fund attributable to shares of each class. Notwithstanding the foregoing, “class expenses” are allocated to each class. “Class expenses” for each Fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each Fund determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser’s determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each Fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans of Each Class

Series II shares of each Fund are subject to a Rule 12b-1 fee of up to 0.25% of Series II share average daily net assets.

Rule 12b-1 fees will be paid to the JHT’s Distributor, John Hancock Distributors, LLC, or any successor thereto (the “Distributor”).

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,

(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT’s investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

Rule 12b-1 fees are paid out of a Fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Fund and may, over time, be greater than other types of sales charges.

GENERAL INFORMATION

Taxes

The following is a summary of some important tax issues that affect JHT and the Funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHT or the Funds. More information about taxes is located in the SAI under the heading — “Additional Information Concerning Taxes”. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

Qualification as a Regulated Investment Company Diversification Requirements Applicable to Insurance Company Separate Accounts

JHT intends to take the steps necessary to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and believes that each Fund will so qualify. As a result of qualifying as a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a regulated investment company. Therefore, each Fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

If a Fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

•	would be treated as owning shares of the Fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and
•	the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

Tax-Qualified and Non-Qualified Contracts

Certain of MFC’s life insurance subsidiaries (the “Insurance Companies”) are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their “policyholder reserves.” They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a “DAC tax charge” they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a “DAC tax adjustment.” They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

The Insurance Companies’ contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHT, including the application of state and local taxes.

Foreign Investments

When investing in foreign securities or currencies, a Fund may incur withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a Fund of JHT.

Tax Implications for Insurance Contracts With Investments Allocated to JHT

For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a Fund of JHT, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See “Additional Information Concerning Taxes” in the SAI for additional information on taxes.

Dividends

JHT intends to declare as dividends substantially all of the net investment income, if any, of each Fund. Dividends from the net investment income and the net capital gain, if any, for each Fund except the Money Market Trust will be declared not less frequently than annually and reinvested in additional full and fractional shares of that Fund or paid in cash. Dividends from net investment income and net capital gain, if any, for the Money Market Trust will be declared and reinvested, or paid in cash, daily.

Purchase and Redemption of Shares

Shares of each Fund of JHT are offered continuously, without sales charge, at a price equal to their NAV. The distributor of the shares of JHT is John Hancock Distributors LLC. Shares of each Fund of JHT are sold and redeemed at their NAV next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;
•	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or
•	the SEC by order so permits for the protection of security holders of JHT.

Calculation of NAV
The NAV of the shares of each Fund is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

(i) days on which changes in the value of such Fund’s portfolio securities will not materially affect the current NAV of the shares of the Fund,

(ii) days during which no shares of such Fund are tendered for redemption and no order to purchase or sell such shares is received by JHT, or

(iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAVs per share of all Funds, except the Money Market Trust, are computed by:

(i) adding the sum of the value of the securities held by each Fund plus any cash or other assets it holds,

(ii) subtracting all its liabilities, and

(iii) dividing the result by the total number of shares outstanding of that Fund at such time.

Valuation of Securities
Securities held by a Fund (except securities held by the Money Market Trusts, shares of other open-end investment companies held by a fund of funds, and debt instruments with remaining maturities of 60 days or less) are valued at their market value if market quotations are readily available. Otherwise, Fund portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to JHT’s Pricing Committee, and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees. Shares of other open-end investment companies held by a Fund are valued at NAV. Securities held by the Money Market Trusts and debt instruments with remaining maturities of 60 days or less are valued at amortized cost.

Generally, trading (i) in non-U.S. securities; (ii) U.S. government securities; and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing a Fund’s NAV are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,
•	the performance of U.S. securities markets,
•	the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities, and
•	the fact that JHT is calculating its NAV for its portfolios when a particular foreign market is closed.

In view of these factors, it is likely that Funds investing significant amount of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amount of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

in the case of fixed income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,
•	announcements concerning matters such as trading suspensions, acquisitions, recapitalizations, or litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and
•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a Fund’s NAV reflects the value of the Fund’s portfolio securities as of the close of the NYSE (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Fund’s assets that is invested in other open-end investment companies, that portion of the Fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Disruptive Short Term Trading

None of the Funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities which may increase portfolio transaction costs, disrupt management of a Fund (affecting a subadviser’s ability to effectively manage a Fund in accordance with its investment objective and policies) and dilute the interest in a Fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and JHT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a Fund’s holdings, and the time when that change is reflected in the NAV of the Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a Fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the Investment Company Act of 1940, as amended, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that the ability to restrict Disruptive Short-Term Trading and the restrictions on Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a Fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected Funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target Funds with the following types of investments:

1. Funds with significant investments in foreign securities traded on markets that close before the Fund determines its NAV.

2. Funds with significant investments in high yield securities that are infrequently traded; and

3. Funds with significant investments in small cap securities.

Market timers may also target Funds with other types of investments for frequent trading of shares.

Policy Regarding Disclosure of Fund Portfolio Holdings

The SAI of JHT contains a description of JHT’s policies and procedures regarding disclosure of JHT portfolio holdings. (See “Procedures Regarding Disclosure of Trust Portfolio Holdings”)

Each of the Funds of Funds invests in shares of other Funds. The holdings of each Fund of Fund in other Funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a Fund of Funds. In addition, the ten largest holdings of each Fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT’s Form N-CSR and Form N-Q will contain each Fund’s entire portfolio holdings as of the applicable calendar quarter end.

www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

Purchasers of Shares of JHT

Shares of JHT may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts. Due to differences in tax treatments and other considerations, the interests of various contract owners participating in

JHT. The Board of Trustees of JHT will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Broker Compensation and Revenue Sharing Arrangements

Insurance companies and their SEC registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies (“Variable Products”). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the “John Hancock Insurance Companies”) and certain of their separate accounts that are exempt from SEC registration may use Series I shares of JHT as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

FINANCIAL HIGHLIGHTS

The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund for the past five years (or since inception in the case of a Fund in operation for less than five years.) Certain information reflects financial results for a single share of a Fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use JHT as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHT as of December 31, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHT’s financial statements, in JHT’s annual report which has been incorporated by reference into the SAI and is available upon request.

John Hancock Trust
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American Fundamental Holding
Series II
12-31-2007[1]	12.50	0.511	[2,3]	(0.90)	(0.39)	(0.20)	—	—	(0.20)	11.91	(3.08)[4,5]	1.25	[6,7,8]	1.20	[6,7,9]	24.93	[6,3]	58	—	[5]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American Global Diversification
Series II
12-31-2007[1]	12.50	0.49	[2,3]	(0.89)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.19)[4,5]	1.03	[6,7,8]	0.98	[6,7,9]	24.24	[6,3]	108	—	[5]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Balanced
Series II
12-31-2007	13.79	0.60	[3,2]	0.24	0.84	(0.59)	(0.48)	—	(1.07)	13.56	6.26	[4]	0.31	[10]	0.31	[10,11]	4.30	[3]	9,496	13
12-31-2006	13.89	0.21	[2,3]	1.38	1.59	(0.25)	(1.40)	(0.04)	(1.69)	13.79	12.51	[4]	0.30	[10]	0.30	[10]	1.60	[3]	7,318	19
12-31-2005	13.78	0.18	[2,3]	0.70	0.88	(0.28)	(0.49)	—	(0.77)	13.89	6.80	[4]	0.30	[10]	0.30	[10]	1.34	[3]	4,538	99
12-31-2004	12.43	0.24	[3]	1.39	1.63	(0.24)	(0.04)	—	(0.28)	13.78	13.41	[4]	0.07	[10]	0.07	[10]	1.39	[3]	2,101	51
12-31-2003	10.30	0.19	[3]	2.22	2.41	(0.19)	(0.05)	(0.04)	(0.28)	12.43	23.97	[4,12]	0.07	[8,10]	0.07	[10]	1.11	[3]	740	55

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Conservative
Series II
12-31-2007	13.37	0.91	[3,2]	(0.24)	0.67	(0.90)	(0.18)	—	(1.08)	12.96	5.17	[4]	0.31	[10]	0.31	[10,13]	6.85	[3]	738	27
12-31-2006	13.40	0.35	[2,3]	0.66	1.01	(0.43)	(0.61)	—	(1.04)	13.37	8.13	[4]	0.31	[10]	0.31	[10]	2.71	[3]	524	34
12-31-2005	14.19	0.32	[2,3]	0.04	0.36	(0.43)	(0.72)	—	(1.15)	13.40	2.81	[4]	0.30	[10]	0.30	[10]	2.39	[3]	422	104
12-31-2004	13.64	0.42	[3]	0.70	1.12	(0.42)	(0.15)	—	(0.57)	14.19	8.51	[4]	0.07	[10]	0.07	[10]	2.50	[3]	286	44
12-31-2003	12.72	0.38	[3]	1.03	1.41	(0.39)	(0.10)	—	(0.49)	13.64	11.46	[4,12]	0.08	[8,10]	0.07	[10]	2.21	[3]	154	40

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Growth
Series II
12-31-2007	13.88	0.40	[3,2]	0.59	0.99	(0.44)	(0.70)	—	(1.14)	13.73	7.26	[4]	0.31	[10]	0.31	[10,11]	2.82	[3]	13,018	17
12-31-2006	14.03	0.13	[2,3]	1.59	1.72	(0.21)	(1.66)	—	(1.87)	13.88	13.28	[4]	0.30	[10]	0.30	[10]	0.96	[3]	9,552	22
12-31-2005	13.39	0.10	[2,3]	0.99	1.09	(0.17)	(0.28)	—	(0.45)	14.03	8.51	[4]	0.30	[10]	0.30	[10]	0.74	[3]	4,881	111
12-31-2004	11.85	0.13	[3]	1.58	1.71	(0.13)	(0.04)	—	(0.17)	13.39	14.59	[4]	0.07	[10]	0.07	[10]	0.75	[3]	2,117	48
12-31-2003	9.28	0.09	[3]	2.60	2.69	(0.09)	(0.01)	(0.02)	(0.12)	11.85	29.44	[4]	0.07	[10]	0.07	[10]	0.53	[3]	652	55

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
															Ratio
															of net
											Ratio		Ratio		investment
	Net asset	Net		Net realized					Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	capital	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	paid-in	distributions	period	Return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
Lifestyle Moderate
Series II
12-31-2007	13.32	0.74	[3,2]	(0.08)	0.66	(0.73)	(0.30)	—	(1.03)	12.95	5.08	[4]	0.31	[10]	0.31	[10,14]	5.56	[3]	2,042	13
12-31-2006	13.33	0.26	[3,2]	1.00	1.26	(0.31)	(0.93)	(0.03)	(1.27)	13.32	10.18	[4]	0.31	[10]	0.31	[10]	2.02	[3]	1,560	19
12-31-2005	13.80	0.24	[3,2]	0.26	0.50	(0.33)	(0.64)	—	(0.97)	13.33	4.00	[4]	0.30	[10]	0.30	[10]	1.80	[3]	1,108	101
12-31-2004	12.79	0.31	[3]	1.07	1.38	(0.31)	(0.06)	—	(0.37)	13.80	11.04	[4]	0.07	[10]	0.07	[10]	1.90	[3]	631	55
12-31-2003	11.22	0.27	[3]	1.67	1.94	(0.27)	(0.06)	(0.04)	(0.37)	12.79	17.83	[4]	0.07	[10]	0.07	[10]	1.58	[3]	286	46

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
														Ratio
														of net
												Ratio	Ratio	investment
	Net asset	Net		Net realized						Net asset		of gross	of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses	expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average	to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets	net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(in millions)	(%)
Money Market
Series II
12-31-2007	10.00	0.43	[2]	—	0.43	(0.43)	—	—	(0.43)	10.00	4.35	0.76	0.75	4.22	487	—
12-31-2006	10.00	0.42	[2]	—	0.42	(0.42)	—	—	(0.42)	10.00	4.23	0.76	0.76	4.22	339	—
12-31-2005	10.00	0.25	[2]	—	0.25	(0.25)	—	—	(0.25)	10.00	2.50	0.76	0.76	2.47	231	—
12-31-2004	10.00	0.06	[2]	—	0.06	(0.06)	—	—	(0.06)	10.00	0.60	0.73	0.73	0.62	186	—
12-31-2003	10.00	0.04	[2]	—	0.04	(0.04)	—	—	(0.04)	10.00	0.38	0.75	0.75	0.38	183	—

1
Series I, Series II and Series III shares began operations on 10-31-07.
2
Based on the average of the shares outstanding.
3
Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4
Assumes dividend reinvestment.
5
Not annualized.
6
Annualized.
7
Does not include expenses of the investment companies in which the Portfolio invests.
8
Does not take into consideration expense reductions during the periods shown.
9
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.33% and 0.89% based on the mix of underlying funds held by the portfolio.
10
Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
11
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.49% and 1.12% based on the mix of underlying funds held by the portfolio.
12
Total returns would have been lower had certain expenses not been reduced during the periods shown.
13
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.63% and 1.06% based on the mix of underlying funds held by the portfolio.
14
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.34% and 1.38% based on the mix of underlying funds held by the portfolio.

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the Funds. For certain Funds the advisory or management fee for the Fund is calculated by applying to the net assets of the Fund an annual fee rate, which is determined based on the application of the annual percentage rates for the Fund to the “Aggregate Net Assets” of the Fund. Aggregate Net Assets of a Fund include the net assets of the Fund and in most cases the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the Fund. If the Fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the Fund.

Fund	APR	Advisory Fee Breakpoint

American Diversified Growth and Income Trust	0.05%	— first $500 million; and
	0.04%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the American Diversified Growth and Income Trust, each a series of JHT.

American Fundamental Holdings Trust	0.05%	— first $500 million; and
	0.04%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the American Global Diversification Trust, each a series of JHT.

American Global Diversification Trust	0.05%	— first $500 million; and
	0.04%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the American Fundamental Holdings Trust, each a series of JHT.

Franklin Templeton Founding Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.05%	— first $500 million; and
	0.04%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.50%	— first $500 million; and
	0.49%	— excess over $500 million.

Fund	APR	Advisory Fee Breakpoint

Lifestyle Growth Trust

Lifestyle Moderate Trust

Lifestyle Balanced Trust

Lifestyle Conservative Trust (Collectively, the “JHT Lifestyle Trusts”)
The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHT Lifestyle Trusts and the Lifestyle Portfolios that are series of John Hancock Funds II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.05%	— first $7.5 billion; and
	0.04%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHT Lifestyle Trusts and the five Lifestyle Funds that are series of John Hancock Funds II determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.50%	— first $7.5 billion; and
	0.49%	— excess over $7.5 billion.

Money Market Trust	0.50%	— first $500 million; and
	0.47%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Money Market Fund, a series of JHF II)

APPENDIX B

Historical Performance of Corresponding Founding Funds Strategy

The Franklin Templeton Founding Allocation Trust of JHT (“JHT Founding Allocation Trust”) commenced operations on April 30, 2007, and performance information for this fund is not presented in the Prospectus. The JHT Founding Allocation Trust is a fund of funds, which will invest in the Global Trust, Income Trust and Mutual Shares Trust (“Underlying Funds”), each of which is modeled after an underlying Fund of the Franklin Templeton Founding Fund. This Appendix provides additional information about the past performance of the underlying funds of Franklin Templeton Founding Fund: Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund (“Franklin Underlying Funds”). Together, the Franklin Underlying Funds comprise the Founding Funds Strategy. The Adviser anticipates using this model of the Founding Funds Strategy as the basis for managing the JHT Founding Allocation Trust. This Appendix also provides additional information about the past performance of the Founding Funds Strategy.

This Appendix presents past performance information for the Templeton Growth Fund, the Franklin Income Fund and the Mutual Shares Fund, each of which has the same subadviser and same portfolio manager and substantially similar investment objectives, policies and strategies as its corresponding Underlying Fund. The Appendix also presents historical performance data for the Founding Funds Strategy. Because of the similarities between the Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund and their corresponding Underlying Funds, as described above, in combination with the Founding Funds Strategy, this information may help provide an indication of the JHT Founding Allocation Trust’s risks.

The past performance of the Franklin Underlying Funds and the Founding Funds Strategy has been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the Franklin Underlying Funds and Founding Funds Strategy may be lower than the total operating expenses of the Growth Trust, Income Trust, Mutual Shares Trust or JHT Founding Allocation Trust, in which case the Franklin Underlying Funds and Founding Funds Allocation Strategy performance shown would have been lower had the total operating expense of the corresponding funds been used to compute the performance.

The Franklin Underlying Funds and Founding Funds Strategy performance is no guarantee of future results in managing the JHT Founding Allocation Trust or portion thereof. The information in this Appendix does not represent the performance of the JHT Founding Allocation Trust or any predecessor to it. Please note the following cautionary guidelines in reviewing this Appendix:

•	Performance figures are not the performance of the JHT Founding Allocation Trust or the Underlying Funds. The performance shown for Founding Funds Strategy and the Franklin Underlying Funds is not an indication of how the JHT Founding Allocation Trust or portion thereof would have performed in the past or will perform in the future. Each of the Global Trust, Income Trust and the Mutual Shares Trust’s performance in the future will be different from the Franklin Underlying Funds and the JHT Founding Allocation Trust’s performance will be different from the Founding Funds Strategy due to factors such as cash flows in and out of the Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.
•	Although the JHT Founding Allocation Trust is modeled after the Founding Funds Strategy, the JHT Founding Allocation Trust may (1) change the percentage of the fund’s assets allocated to any Underlying Fund at any time in the future, and (2) the assets under management of each of the Underlying Funds will increase or decrease depending upon the performance and market-value of those Underlying Funds.
•	Initially, the JHT Founding Allocation Trust expects to allocate its assets approximately equally to each of the Underlying Funds. You should consider the JHT Founding Allocation Trust’s discretion to change the asset allocation among the Underlying Funds, and to eventually invest in other funds, when reviewing the Underlying Funds’ and Founding Funds Strategy’s performance.

Performance information — a bar chart and a table — is presented on the following pages for Class A shares of the Franklin Underlying Funds that correspond to each of the Global Trust, Income Trust and the Mutual Shares Trust. The bar chart shows how each Franklin Underlying Fund’s total return has varied from year to year, while the tables show performance over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

Neither the JHT Founding Allocation Trust nor the Underlying Funds have front-end or deferred sales charges. The other expenses of the Series II shares of the JHT Founding Allocation Trust, including their Rule 12b-1 fees, may be higher than the expenses, including the Rule 12b-1 fees, of the Class A shares of the corresponding Franklin Underlying Fund. The performance shown in the bar charts and tables for the Class A shares of each Franklin Underlying Fund and Founding Funds Strategy would be lower if adjusted to reflect the higher expenses of the Series II shares of the JHT Founding Allocation Trust. The performance shown in the bar charts and tables would also be lower if the adviser to the Franklin Underlying Funds had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT Founding Allocation Trust serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. If such fees and expenses had been reflected, performance would be lower. As indicated above, past performance does not indicate future results. It is important to note that the performance results presented below do not represent the performance of the JHT Founding Allocation Trust and are no indication of how it would have performed in the past or will perform in the future.

FOUNDING FUNDS STRATEGY

The Founding Funds Strategy represents a composite of the performance of Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund. The Adviser anticipates using this model as the basis for managing the JHT Founding Allocation Trust. However, although the JHT Founding Allocation Trust will initially be allocated equally among the Underlying Funds, it will have the discretion to change its allocations and may in the future invest in other funds.

Founding Funds Strategy
Calendar Year Total Returns

19.68%	-0.30%	14.31%	11.66%	2.42%	-7.29%	30.09%	14.28%	6.65%	19.64%

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Average Annual Total Returns For Period Ended 09/30/08

	One	Five	Ten
	Year	Year	Year

Class A Shares	-24.28%	5.48%	7.25%
S&P 500 Index	-21.98	5.17	3.06
Barclays U.S. Aggregate Bond*	3.65	3.78	5.20

Index (reflects no fees or taxes)
     S&P 500 Index
     Barclay’s U.S. Aggregate Bond Index

* Previously known as Lehman Brothers Aggregate Bond Index

The bar chart shows how the Founding Funds Strategy (“Strategy”) total return has varied from year to year, while the tables show a hypothetical performance of the Strategy (along with a broad-based market index for reference). The hypothetical performance of the Strategy is adjusted to be shown net of the fees and expenses of the Franklin Underlying Funds. The total fees and expenses of the Franklin Underlying Funds may be lower that the total fees and expenses of the Underlying Funds. The Strategy does not reflect the advisory fee and certain other fees paid by the JHT Founding Allocation Trust. If such higher fees and expenses were reflected in the Strategy performance set forth above, performance would be lower. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The hypothetical returns presented in the Strategy reflect hypothetical performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and does not represent returns that any investor actually attained. The information presented is based upon the hypothetical assumption that the Strategy invested in a one-third allocation in each of the Franklin Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material impact on the hypothetical returns presented.

FOR MORE INFORMATION

The following document is available that offers further information on JHT:

Annual/Semi-Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHT’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Trust
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet: www.johnhancockannuities.com

Or You May View or Obtain These Documents and Other Information

About the Fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-04146